Summary of Significant Accounting Policies - Schedule of Estimated Useful Life (Details)	12 Months Ended
Jun. 30, 2020
Property Plant and Equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Property Plant and Equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Furniture, Fittings and Equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Furniture, Fittings and Equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Leasehold Improvements [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	1 year
Leasehold Improvements [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Leased Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years